Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and product type (Details) - GBP (£) £ in Millions		Jun. 30, 2019	Dec. 31, 2018
Quoted market prices (Level 1) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		£ 102,376	£ 86,524
Financial liabilities, at fair value		(31,540)	(26,882)
Quoted market prices (Level 1) [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Quoted market prices (Level 1) [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Quoted market prices (Level 1) [member] | Margin lending [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Quoted market prices (Level 1) [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		53,418	41,812
Financial liabilities, at fair value		(12,596)	(9,396)
Quoted market prices (Level 1) [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Quoted market prices (Level 1) [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Quoted market prices (Level 1) [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Quoted market prices (Level 1) [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Quoted market prices (Level 1) [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		42,852	37,816
Financial liabilities, at fair value		(13,118)	(11,258)
Quoted market prices (Level 1) [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		4	7
Financial liabilities, at fair value		0	0
Quoted market prices (Level 1) [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	98	76
Financial liabilities, at fair value	[1]	(98)	(76)
Quoted market prices (Level 1) [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Quoted market prices (Level 1) [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Quoted market prices (Level 1) [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Quoted market prices (Level 1) [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		6,004	6,813
Financial liabilities, at fair value		(5,728)	(6,152)
Quoted market prices (Level 1) [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		476,372	424,100
Financial liabilities, at fair value		(479,031)	(442,451)
Observable inputs (Level 2) [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		(47,402)	(42,101)
Observable inputs (Level 2) [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		3,193	2,314
Financial liabilities, at fair value		(28)	(245)
Observable inputs (Level 2) [member] | Margin lending [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		15,306	10,388
Financial liabilities, at fair value		(23,860)	(26,875)
Observable inputs (Level 2) [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		63,687	51,644
Financial liabilities, at fair value		(11,868)	(11,171)
Observable inputs (Level 2) [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		20,662	14,664
Financial liabilities, at fair value		(5,671)	(5,061)
Observable inputs (Level 2) [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		554	1,135
Financial liabilities, at fair value		(7,939)	(8,556)
Observable inputs (Level 2) [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		122,021	118,273
Financial liabilities, at fair value		(148,829)	(138,460)
Observable inputs (Level 2) [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		7,383	7,406
Financial liabilities, at fair value		0	0
Observable inputs (Level 2) [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		10,190	7,195
Financial liabilities, at fair value		(804)	(1,181)
Observable inputs (Level 2) [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Observable inputs (Level 2) [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	895	571
Financial liabilities, at fair value	[1]	(54)	(53)
Observable inputs (Level 2) [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		152,606	122,794
Financial liabilities, at fair value		(145,912)	(118,227)
Observable inputs (Level 2) [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		56,237	63,996
Financial liabilities, at fair value		(58,075)	(63,952)
Observable inputs (Level 2) [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		11,565	9,373
Financial liabilities, at fair value		(11,626)	(9,188)
Observable inputs (Level 2) [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		10,871	12,934
Financial liabilities, at fair value		(15,801)	(16,001)
Observable inputs (Level 2) [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,202	1,413
Financial liabilities, at fair value		(1,162)	(1,380)
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		17,701	18,574
Financial liabilities, at fair value		(5,109)	(5,026)
Significant unobservable inputs (Level 3) [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		(263)	(251)
Significant unobservable inputs (Level 3) [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		669	688
Financial liabilities, at fair value		0	0
Significant unobservable inputs (Level 3) [member] | Margin lending [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Significant unobservable inputs (Level 3) [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2	14
Financial liabilities, at fair value		0	0
Significant unobservable inputs (Level 3) [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		616	456
Financial liabilities, at fair value		(6)	0
Significant unobservable inputs (Level 3) [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		(21)	(10)
Significant unobservable inputs (Level 3) [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		13	768
Financial liabilities, at fair value		0	0
Significant unobservable inputs (Level 3) [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		7,930	8,304
Financial liabilities, at fair value		0	0
Significant unobservable inputs (Level 3) [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		357	698
Financial liabilities, at fair value		0	(3)
Significant unobservable inputs (Level 3) [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		913	1,071
Financial liabilities, at fair value		(20)	(19)
Significant unobservable inputs (Level 3) [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	1,500	1,360
Financial liabilities, at fair value	[1]	0	0
Significant unobservable inputs (Level 3) [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2,320	2,478
Financial liabilities, at fair value		(2,071)	(2,456)
Significant unobservable inputs (Level 3) [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		209	192
Financial liabilities, at fair value		(289)	(185)
Significant unobservable inputs (Level 3) [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,448	1,381
Financial liabilities, at fair value		(369)	(331)
Significant unobservable inputs (Level 3) [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,711	1,136
Financial liabilities, at fair value		(2,057)	(1,743)
Significant unobservable inputs (Level 3) [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		13	28
Financial liabilities, at fair value		£ (13)	£ (28)

[1]	Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, physical commodities and investment property